Short term investments (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Short term investments		$ 6,704,029
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Short term investments
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Short term investments
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Short term investments		$ 6,704,029